Description of Plan	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Description of Plan
Description of Plan
1.	Description of Plan

The following description of the SiteOne Savings and Investment Plan (“the Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan under Section 401(k) of the Internal Revenue Code covering substantially all employees of SiteOne Landscape Supply, Inc. and its subsidiaries (“the Company”), except for collective bargaining employees, leased employees, non-resident aliens with no U.S. source income, and seasonal employees. The administrator of the Plan (the “Plan Administrator”) is the Company’s Benefits Committee. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

From time to time, the Company enters into strategic acquisitions in an effort to better service existing customers and to attract new customers. The Company’s policy is to have the seller terminate any benefit plans that they had in place prior to or concurrent with the sale. Any onboarded employees are offered participation in the Plan in accordance with the Plan’s eligibility provisions.

On December 23, 2022, Congress passed the Consolidated Appropriations Act of 2023 which included SECURE Act 2.0. SECURE Act 2.0 contains approximately 90 retirement provisions, with varying effective dates through 2027. Since SECURE Act 2.0 provisions include both required and optional elements, the Plan Administrator has determined the optional provisions it plans to elect and expects to amend the Plan document accordingly by December 31, 2026.

Contributions

Eligible employees are automatically enrolled into the Plan after 30 days of employment unless the employee elects otherwise. Pre-tax contributions are withheld at 3% of eligible compensation and increased by 1% each year until they reach 50% of eligible compensation unless the employee elects differently. Each year, participants may make pre-tax or Roth after-tax contributions up to 50% of eligible compensation, as defined by the Plan document, not to exceed a maximum of $23,500 for the Plan year. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions of up to $7,500 for the Plan year. Participants age 60 through 63 have an increased “super” catch up limit that is the greater of $10,000 (indexed) or 150% of the regular catch-up contribution limit. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. The Company may make discretionary matching contributions. For the year ended December 31, 2025, the Company made matching contributions equal to 120% of the first 2% of the participant’s eligible compensation plus 40% of the next 4% of the participant’s eligible compensation.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and any Company matching contributions as well as allocations of Plan earnings and losses and charged with certain administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, a Company Stock Fund, a money market fund, self-directed brokerage accounts, and collective investment trust funds as investment options for participants.

Vesting

Participants are vested immediately in their voluntary contributions plus actual earnings and losses thereon. A participant is 100% vested in employer matching contributions after three years of credited service if employed after December 23, 2013. If employed prior to that date, a participant is always 100% vested in the employer matching contribution. Certain matching contributions from prior employers of merged plans are subject to vesting schedules in place at the time of the merger.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 reduced by the highest outstanding loan balance in their account during the prior twelve month period or 50% of their vested account balance. The notes are secured by the balance in the participant’s account and bear interest at a rate commensurate with prevailing rates as determined by the Plan Administrator. As of December 31, 2025 and 2024, all notes currently bear rates ranging from 4.25% to 10.50%. Principal and interest is paid ratably through payroll deductions.

Payment of Benefits

On termination of service due to separation, death, disability, or retirement, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account in a lump-sum amount. The Plan also permits in-service distributions for participants that have attained age 59 ½. Hardship distributions are permitted upon demonstration of a financial hardship, as defined by the Plan document.

Forfeited Accounts

Forfeitures may be used to reduce Company contributions or Plan expenses. At December 31, 2025 and 2024, forfeited non-vested account balances amounted to $50,136 and $775,320, respectively. During 2025, $2,238,093 in forfeitures was used to reduce employer contributions, and $113,947 was used to pay administrative expenses.

Company Stock Fund

The Plan invests in common stock of the Company through its Company Stock Fund. The Company Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. Dividends received by the Company Stock Fund are reinvested in Company common stock.

The Plan limits the amount a participant can invest in the Company Stock Fund to encourage diversification of participants’ accounts. Contribution limits are set at a maximum of 10% of each participant’s contributions. In addition, a participant may not transfer amounts from other investment funds into the Company Stock Fund to the extent the transfer would result in more than 10% of the participant’s total account balance being invested in the Company Stock Fund.